NEWBUILDINGS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) newbuild	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Newbuildings:
Newbuildings	$ 13,561	$ 344,543
Construction payable	247,500
Total costs of newbuilds delivered	$ 374,300
FSRU
Newbuildings:
Number of vessels contracted for construction | newbuild	1
LNG carrier
Newbuildings:
Number of newbuilds delivered | newbuild	4
Purchase price installments
Newbuildings:
Newbuildings	$ 12,375	312,160
Interest costs capitalized
Newbuildings:
Newbuildings	1,139	17,806
Other costs capitalized
Newbuildings:
Newbuildings	47	14,577
Newbuildings
Newbuildings:
Remaining commitments due to newbuilding contract	235,125
Construction payable	247,500
Newbuildings
Newbuildings:
Interest costs capitalized	$ 3,900	$ 21,100	$ 22,500